TANGIBLE FIXED ASSETS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense relates to administrative expense	$ 110,124	$ 114,480	$ 114,451
Vessels and capitalized dry docking
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized dry-docking costs	60,700	67,500	68,100
Other plant and operating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense relates to administrative expense	$ 1,000	$ 1,100	$ 900